PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment - cost	$ 25,125,450	$ 24,884,609	$ 24,895,726
Less: Accumulated depreciation	(8,188,743)	(7,700,417)	(6,200,757)
Property, plant and equipment - net	$ 16,936,707	17,184,192	18,694,969
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - cost		12,800,087	16,276,614
Machinery Equipment and Vehicle Fleet [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - cost		11,993,713	8,597,430
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - cost		$ 90,809	$ 21,682